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                            Hotchkis and Wiley Funds
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017


                                August 29, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re: Hotchkis and Wiley Funds Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A
             File Nos. 2-96219; 811-4182


Ladies and Gentlemen:

        The above-referenced Registrant hereby certifies pursuant to Rule 497(j) under the Securities Act of 1933 that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of the Rule would not have differed from those contained in the most recent amendment and (ii) the text of the most recent amendment to the Registrant's registration statement has been filed electronically.


                                                Very truly yours,

                                                /s/ NANCY D. CELICK
                                                -------------------
                                                    Nancy D. Celick
                                                    President